CENTENNIAL MONEY MARKET TRUST
                   Supplement dated November 1, 2000 to the
                       Prospectus dated November 1, 2000




      Class Y shares of Centennial Money Market Trust are not currently being offered for sale.







November 1, 2000                                    PS0150.009

                         CENTENNIAL MONEY MARKET TRUST
                   Supplement dated November 1, 2000 to the
          Statement of Additional Information dated November 1, 2000

      Class Y shares of Centennial Money Market Trust are not currently being offered for sale.






November 1, 2000                                    PX0150.006